Bank Credit Lines, Loan Facilities and Notes - Schedule of Maturities of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025	$ 29,762
2026	529,762
2027	779,762
2028	857,164
2029 and thereafter	1,250,000
Total debt	$ 3,446,450	$ 3,806,213